Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

7. Acquisitions

The following table outlines the number of acquisitions completed by the Company, by segment, for the years ended December 31, 2015 and 2014. Acquisitions may include all of the issued and outstanding share capital of the purchased company or certain assets of the company, including various current assets and liabilities.

					December 31
			2015			2014
Segment	Assets	Shares	Total	Assets	Shares	Total

North	-	-	-	-	1	1
West	3	-	3	3	1	4
East	1	1	2	-	-	-
Total acquisitions	4	1	5	3	2	5

Each of the acquisitions constitutes a business. The Company considers each of these acquisitions a “tuck-in” with the exception of its 2015 share acquisition in its East segment. Tuck-in acquisitions represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from a tuck-in acquisition is largely attributable to assembled workforces and expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. The 2015 share acquisition represents a new market entry in South Carolina and represents the purchase of an integrated waste management company comprising both collection and disposal assets. Goodwill arising from this acquisition is largely attributable to the strategic opportunities this platform acquisition affords the Company in this new market entry. Acquiring an integrated set of assembled and strategic assets from which the Company can grow both organically and through continued strategic acquisition is the primary reason for the resulting goodwill. Pro forma revenues and net income for these acquisitions have not been disclosed as the companies acquired are immaterial both individually and in the aggregate. The financial results of these acquisitions have been included in the Company’s financial statements since their dates of closing.

The payment of contingent consideration, for acquisitions completed prior to 2009, resulting from the satisfaction of various business performance targets, is also subject to final adjustment. Final fair value adjustments occurring during the measurement period that change the fair value of certain assets or liabilities are recorded to the original purchase price allocation.

Cash consideration paid, including the preliminary allocation to the fair value of net assets acquired and excluding the acquisition of the remaining interest in the Company’s equity accounted investee, is as follows:

	December 31
	2015	2014

Consideration
Cash, including holdbacks and unpaid consideration (as applicable)	$115,187	$98,638

Allocation of net assets acquired
Accounts receivable	$5,713	$6,493
Intangibles (Note 12)	$40,819	$13,803
Goodwill (Note 13)	$25,952	$68,244
Capital assets	$22,872	$19,786
Landfill assets	$21,549	$-
Accounts payable	$(1,139)	$(9,688)
Landfill closure and post-closure costs	$(579)	$-

Consideration by segment
West	$4,877	$98,638
East	110,310	-
Total consideration	$115,187	$98,638

Goodwill recorded by segment
West	$1,438	$68,244
East	24,514	-
Total goodwill	$25,952	$68,244

Goodwill expected to be deductible for tax purposes	$25,952	$68,244

	December 31
	2015	2014

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$109,013	$69,016

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$531	$526

Transaction costs (included in selling, general and
administration expense)	$1,100	$564

On January 2, 2015, the Company paid $29,457 for a business it acquired control of on December 31, 2014. At December 31, 2014, this amount was recorded to accrued charges on the Company’s balance sheet.

The Company typically holds back a portion of the amount due to the seller subject to the satisfaction of various business performance conditions. These conditions are generally short-term in nature and the Company has assessed the fair value of its obligation as the full amount of the hold back. In certain circumstances, the Company has also agreed to pay sellers additional amounts for meeting certain business performance targets which are longer in term. The Company has assessed the fair value of its obligation as the full amount of the additional consideration expected to be paid discounted to the date of acquisition. Holdback and additional amounts payable for current period acquisitions totaled $6,174 as at December 31, 2015 (December 31, 2014 - $165).

Acquisition of equity accounted investee

On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee (Note 17). Upon obtaining control, the Company re-measured its previously held fifty percent ownership interest at its estimated fair value and recorded a non-cash gain in the statement of operations and comprehensive income or loss. Goodwill arising from this acquisition was largely attributable to expected synergies as a result of personnel and operating overhead reductions and the deployment of market focused strategies.

The full financial results of this acquisition have been included in the Company’s financial statements from the date of closing. Financial results before January 31, 2014 were recorded to net loss from equity accounted investee in the statement of operations and comprehensive income or loss.

Cash consideration paid, the carrying amount of the Company’s previously held equity method investment, the re-measurement gain recorded, and the allocation to the fair value of net assets acquired, were as follows:

Cash consideration	$8,156
Carrying amount of previously held equity method investment	4,359
Re-measurement gain on previously held equity method investment	5,156
Fair value of net assets acquired	$17,671

Allocation of net assets acquired
Accounts receivable	$533
Intangibles (Note 12)	$4,424
Goodwill (Note 13)	$11,594
Capital assets	$4,402
Accrued charges	$(439)
Shareholder loans	$(1,921)
Deferred income taxes	$(922)

Goodwill recorded by segment
North	$11,594
Total goodwill	$11,594

Goodwill expected to be deductible for tax purposes	$-